Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)	6 Months Ended				12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019		Sep. 30, 2019		Sep. 30, 2018
Income Statement [Abstract]
REVENUE	$ 7,149,785		$ 8,577,120		$ 16,396,018		$ 10,781,636
COST OF REVENUE	(4,597,617)		(6,259,170)		(11,113,922)		(8,408,962)
GROSS PROFIT	2,552,168		2,317,950		5,282,096		2,372,674
OPERATING EXPENSES
Selling expenses	(59,765)		(127,968)		(273,841)		(318,541)
General and administrative expenses	(811,799)		(972,612)		(1,310,215)		(895,901)
Research and development expenses	(128,481)		(165,464)		(522,867)		(556,090)
Total operating expenses	(1,000,045)		(1,266,044)		(2,106,923)		(1,770,532)
INCOME FROM OPERATIONS	1,552,123		1,051,906		3,175,173		602,142
OTHER INCOME(EXPENSES)
Interest income	451		1,822		2,271		1,244
Interest expense	(172,913)		(125,340)		(333,190)		(286,461)
Unrealized foreign transaction exchange gain (loss)	(4,300)		5,315		5,281		21,121
Government subsidies	332,418		101,239		140,295		67,608
Other income	136,482
Total other income (expenses)	292,138		(16,964)		(185,343)		(196,488)
INCOME BEFORE INCOME TAX PROVISION	1,844,261		1,034,942		2,989,830		405,654
INCOME TAX EXPENSE	(249,766)		(172,206)		(427,194)		(182,278)
NET INCOME	1,594,495		862,736		2,562,636		223,376
Less: net income (loss) attributable to non-controlling interest	61,317		(5,279)		(11,167)
NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	1,533,178		868,015		2,573,803		223,376
OTHER COMPREHENSIVE INCOME
Total foreign currency translation adjustment	32,468		132,283		(281,699)		(149,647)
TOTAL COMPREHENSIVE INCOME	1,626,963		995,019		2,280,937		73,729
Less: comprehensive income (loss) attributable to non-controlling interest	59,939		(5,147)		(10,969)
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$ 1,567,024		$ 1,000,166		$ 2,291,906		$ 73,729
EARNINGS PER SHARE PER COMMON SHARE
Basic and diluted	$ 0.30		$ 0.17		$ 0.50		$ 0.04
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
Basic and diluted	5,166,667	[1]	5,166,667	[1]	5,166,667	[2]	5,166,667	[2]

[1]	Retrospectively restated for effect of 1-for-3 shares reverse split, see Note 14.
[2]	Retrospectively restated for effect of 1-for-3 shares reverse split.